Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 172,315	$ 4,626,782
Adjustments to reconcile net income to net cash provided by operating activities:
Realized gains on marketable securities held in Trust Account	0	(2,538,270)
Accrued dividends on marketable securities held in Trust Account	170,488	(230,530)
Sponsor waiver of administrative services fees	120,000	240,000
Changes in current assets and current liabilities:
Prepaid expenses	9,178	478,996
Accounts payable	197,831	124,164
Accrued expenses	496,785	163,864
Accrued offering costs	0	(279,678)
Accrued interest – related party	101,342	28,288
Due from related party	0	(3,387)
Net cash provided by operating activities	1,267,939	2,610,229
Cash Flows from Investing Activities:
Purchase of treasury and other marketable securities	(2,842,995)	(396,313,420)
Proceeds from redemption of treasury securities	38,596,223	541,873,187
Net cash provided by investing activities	35,753,228	145,559,767
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	1,520,000	1,230,000
Payment of redemptions to Class A ordinary shareholders	(38,596,223)	(149,486,187)
Net cash used in financing activities	(37,076,223)	(148,256,187)
Net Change in Cash	(55,056)	(86,191)
Cash – Beginning	138,283	224,474
Cash-Ending	83,227	138,283
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A ordinary shares subject to possible redemption	2,672,507	6,695,220
Reserve for credit losses	505,000	0
Sponsor capital contribution for waiver of administrative services fees	$ 120,000	$ 240,000